Debt Obligations, Partnership's Senior Unsecured Notes and Debt Repurchases (Details) - USD ($) $ in Millions	1 Months Ended							12 Months Ended
	Sep. 30, 2015	Jan. 31, 2015	Nov. 30, 2014	Oct. 31, 2014	Jul. 31, 2013	Jun. 30, 2013	May. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The Partnership's Senior Unsecured Notes [Abstract]
Payment for redemption of debt								$ 1,168.8	$ 0.0	$ 0.0
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Debt issuance costs written off								0.1
Gain (loss) on repurchase of debt								3.6
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Aggregate principal amount issued							$ 625.0
Net proceeds from private placement of notes							$ 618.1
Payment for redemption of debt								$ 1.2
Redemption price, percentage of face value								104.25%
Face amount of notes redeemed								$ 1.5
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Payment for redemption of debt						$ 106.4
Premium paid on redemption of debt						6.4
Face amount of notes redeemed						100.0
Loss on extinguishment of debt						(7.4)
Debt issuance costs written off						$ 1.0
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 11 1/4% Notes due July 2017 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Payment for redemption of debt					$ 76.8
Premium paid on redemption of debt					4.1
Loss on extinguishment of debt					(7.4)
Debt issuance costs written off					$ 1.0
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Aggregate principal amount issued				$ 800.0
Net proceeds from private placement of notes				$ 790.8
Redemption price, percentage of face value								104.125%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 7 7/8% Notes due October 2018 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Premium paid on redemption of debt									9.9
Redemption price, percentage of face value			103.938%
Loss on extinguishment of debt									(12.4)
Debt issuance costs written off									$ 2.5
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Redemption price, percentage of face value								106.75%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Payment for redemption of debt								$ 13.0
Face amount of notes redeemed								16.3
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member] | Atlas Pipeline Partners [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Payment for redemption of debt								0.1
Face amount of notes redeemed								$ 0.1
Partnership Issuers [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 5% Notes due January 2018 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Aggregate principal amount issued		$ 1,100.0
Net proceeds from private placement of notes		$ 1,089.8
Partnership Issuers [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
The Partnership's Senior Unsecured Notes [Abstract]
Aggregate principal amount issued	$ 600.0
Net proceeds from private placement of notes	$ 595.0